Note 17 - Commitments - Future Rental Payments (Details) $ in Thousands	Nov. 30, 2022 CAD ($)
Statement Line Items [Line Items]
Future rental payments	$ 100	[1]
Not later than one year [member]
Statement Line Items [Line Items]
Future rental payments	97
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Future rental payments	3
Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Future rental payments	0
Later than five years [member]
Statement Line Items [Line Items]
Future rental payments	$ 0

[1]	Includes $21 related to low value assets and $79 related to short-term leases on the date of initial application.